Shareholder Fees {- Fidelity Large Cap Growth Index Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity Large Cap Growth Index Fund PRO-10 | Fidelity Large Cap Growth Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none